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                               EXEC ANNUITY PLUS
                              ALLMERICA ADVANTAGE
                             DELAWARE MEDALLION III

                             SEPARATE ACCOUNT VA-K
                                      OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                  MAY 1, 2006

                                    * * *

As previously notified, on December 30, 2005, The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation) completed the closing of the sale of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company will be renamed Commonwealth Annuity and Life Insurance Company and the principal office will be relocated to 132 Turnpike Road, Southborough, MA 01772. Throughout each Prospectus and Statement of Additional Information, any references to Allmerica Financial Life Insurance and Annuity Company and 440 Lincoln St, Worcester, MA 01653 shall be deleted and be replaced by Commonwealth Annuity and Life Insurance Company and 132 Turnpike Road, Southborough, MA 01772.

Commonwealth Annuity and Life Insurance Company will be doing business under the new name in each state jurisdiction only after approval by the insurance regulator in the jurisdiction.

                                    * * *

SUPPLEMENT DATED SEPTEMBER 1, 2006


AFLIAC EXEC ANNUITY PLUS
AFLIAC ALLMERICA ADVANTAGE
AFLIAC DELAWARE MEDALLION III